EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2012
EQUITY METHOD INVESTMENTS
8.	EQUITY METHOD INVESTMENTS

	December 31, 2011	December 31, 2012
Chongqing Changhui Culture Co., Ltd.	929	1,450
Wasu Digital Co., Ltd.	457	362
Chunqiu Charm Culture Co., Ltd.	59	—
Guangdong Nanfang Media New Broadcast Co., Ltd.	—	321
Total	1,445	2,133

In April 2011, the Group formed an entity named Chongqing Changhui Culture Co., Ltd. (“Chongqing Changhui”) with a third party, Chongqing Travel & Culture Communications Co., Ltd., (“Chongqing Travel”), to explore and promote the travel and tourism advertising market. The Group owned 45% equity interest with a total cash contribution of US$697. The Group shares dividends and undertakes risks and losses with Chongqing Travel in accordance with the Group’s respective shareholding percentages in the Chongqing Changhui under PRC laws. There are five seats on the Board of Chongqing Changhui and the Group takes two of them. According to Chongqing Changhui’s Articles of Association, all actions require the approval of two-thirds of the directors. As a result, the Group has significant influence but does not have control over Chongqing Changhui, and accordingly the Group recorded it as an equity method investment. The Group recorded its shares of the earnings of Chongqing Changhui at US$207 for the period from April 2011 to December 31, 2011 and US$507 for the year ended December 31, 2012.

In May 2011, the Group formed an entity named Wasu Digital Co., Ltd. (“Wasu Digital”) with a third party, Wasu Digital Group, (“Wasu Group”) to enhance its digital media. The Group owned a 65% equity interest with a total cash contribution of US$434 and another US$206 will be paid in 2013. The Group shares dividends and undertakes risks and losses with Wasu Group in accordance with the Group’s respective percentages in the registered capital contribution of the Wasu Digital under PRC laws. There are five seats on the Board of Wasu Digital and the Group takes three of them. According to Wasu Digital’s Articles of Association, all actions require the approval of two-thirds of the directors. The Group has significant influence but does not have control over Wasu Digital, and accordingly the Group recorded it as an equity method investment. The Group recorded its shares of the earnings (loss) in Wasu Digital at US$183 for the period from May 2011 to December 31, 2011 and (US$98) for the year ended December 31, 2012.

In July 2011, the Group formed an entity named of Chunqiu Charm Culture Co., Ltd. (“Chunqiu Charm Culture”) with a third party, Beijing Chunqiu International Movie Culture Corporation, (“Chunqiu International”), to explore the film industry. The Group owned a 51% equity interest with a total cash contribution of US$79. The Group shares dividends and undertakes risks and losses with Chunqiu International in accordance with the Group’s respective shareholding percentages in the Chunqiu Charm Culture under PRC laws. There are seven seats on the Board of Chunqiu Charm Culture and the Group takes three of them. According to Chunqiu Charm Culture’s Articles of Association, all actions require the approval of a simple majority of the directors. The Company has significant influence but does not have control over Chunqiu Charm Culture, and accordingly the Group recorded it as an equity method investment. Chunqiu Charm Culture has not had any significant operations and was in operation loss during the period from July 2011 to December 31, 2012. The Group recorded its shares of the loss at US$22 for the period from July 2011 to December 31, 2011 and US$59 for the year ended December 31, 2012.

On December 25, 2012, the Group formed an entity named of Guangdong Nanfang Media New Broadcast Co., Ltd. (“Nanfang Media”) with a third party, Guangdong Nanfang International Media Advertising Co., Ltd. (“Guangdong Nanfang”), to explore the broadcast industry. The Group owned 40% equity interest with a total cash contribution of US$321. The Group shares dividends and undertakes risks and losses with Guangdong Nanfang in accordance with the Group’s respective percentages in the registered capital contribution of the Nanfang Media under PRC laws. There are five seats on the Board of Nanfang Media and the Group takes two of them. According to Nanfang Media’s Articles of Association, all actions require the approval of two-third of the directors. The Group has significant influence but does not have control over Nanfang Media, and accordingly the Group recorded it as an equity method investment. The Group’s share of the operating results of Nanfang Media for the year ended December 31, 2012 was immaterial.

The financial statement amounts and balances of Chongqing Changhui, the Group’s equity method investee, as shown in Chongqing Changhui’s financial statements were as follows:

	As of and for the year ended
	December 31,
	2011	2012
Total current assets	3,629	12,716
Total assets	4,059	13,078
Total current liabilities	1,998	9,861
Total liabilities	1,998	9,861
Total net revenue	1,928	3,242
Net income	460	1,123